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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

 /s/ Gregg L. Kudisch                   New York, NY             August 11, 2008
-------------------------        ---------------------------     ---------------
        [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   32
                                                          ------------------

Form 13F Information Table Value Total:                              $98,932
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ----------                 ------------------------

         NONE


                                                   Stelliam Investment Management, LP
                                                       Form 13F Information Table
                                                       Quarter ended June 30, 2008

                                                                                       Investment Discretion       Voting Authority
                                                       Fair Market
                                                          Value   Shares or
                          Title of                         (in    Principal SH/  Put/      Shared  Shared Other
Issuer                      Class         Cusip Number thousands)  Amount   PRN  Call Sole Defined Other Managers Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------
012 SMILE COMMUNICATIONS
LTD                        ORD SHS         M98939107     $1,332    137,000  SH         X                         137,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC          COM             038222105     $3,818    200,000  SH         X                         200,000
-----------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING NV ADR        NY REG SHS      N07059186     $2,074     85,000  SH         X                          85,000
-----------------------------------------------------------------------------------------------------------------------------------
AT&T INC                   COM             00206R102     $7,917    235,000  SH         X                         235,000
-----------------------------------------------------------------------------------------------------------------------------------
AVANT IMMUNOTHERAPEUTICS
INC                        COM NEW         053491205     $1,019     70,000  SH         X                          70,000
-----------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP          COM             067901108     $3,185     70,000  SH         X                          70,000
-----------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP          COM             067901108     $3,185     70,000  SH   PUT   X                          70,000
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC          COM             17275R102     $4,071    175,000  SH         X                         175,000
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLINES INC   NOTE 5% 6/15/23 210795PJ3     $1,540  2,000,000 PRN         X                       2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC DEL     COM NEW         247361702     $1,853    325,000  SH         X                         325,000
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC DEL     COM NEW         247361702       $285     50,000  SH   CALL  X                          50,000
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW      COM             25179M103     $2,103     17,500  SH         X                          17,500
-----------------------------------------------------------------------------------------------------------------------------------
EVERCORE PARTNERS INC      CLASS A         29977A105     $2,271    239,000  SH         X                         239,000
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP           COM             30231G102     $8,813    100,000  SH   PUT   X                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RESOURCES INC     COM             354613101     $1,833     20,000  SH         X                          20,000
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO        COM             46625H100     $3,946    115,000  SH         X                         115,000
-----------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP            COM             482480100     $2,443     60,000  SH         X                          60,000
-----------------------------------------------------------------------------------------------------------------------------------
MACYS INC                  COM             55616P104     $3,399    175,000  SH         X                         175,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                COM             583916101     $4,131    625,000  SH         X                         625,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                       Investment Discretion       Voting Authority
                                                       Fair Market
                                                          Value   Shares or
                          Title of                         (in    Principal SH/  Put/      Shared  Shared Other
Issuer                      Class         Cusip Number thousands)  Amount   PRN  Call Sole Defined Other Managers Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                COM             583916101     $2,644    400,000  SH   CALL  X                         400,000
-----------------------------------------------------------------------------------------------------------------------------------
                           NOTE 2.25%
MEDAREX INC                5/15/11         583916AG6     $4,500  5,000,000 PRN         X                       5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP             COM             594918104     $6,878    250,000  SH         X                         250,000
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC               COM             620076109     $1,541    210,000  SH   PUT   X                         210,000
-----------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED FINANCIAL
INC                        COM             712704105     $3,120    200,000  SH         X                         200,000
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLINES CO      COM             844741108     $3,260    250,000  SH         X                         250,000
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLINES CO      COM             844741108     $3,293    252,500  SH   CALL  X                         252,500
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC          COM             889478103     $4,214    225,000  SH         X                         225,000
-----------------------------------------------------------------------------------------------------------------------------------
UAL CORP                   DBCV 5% 2/01/21 902549AE4     $2,135  5,000,000 PRN         X                       5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
                           NOTE 4%
VALEANT PHARMACEUTICAL     11/15/13        91911XAD6     $2,588  3,000,000 PRN         X                       3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN REFINING INC       COM             959319104     $3,374    285,000  SH         X                         285,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN REFINING INC       COM             959319104       $888     75,000  SH   CALL  X                          75,000
-----------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO            COM             962166104     $1,279     25,000  SH   PUT   X                          25,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $98,932
(in thousands)
